RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Schedule of Compensation
Compensation for the year ended December 31, 2018 of these personnel is detailed below:

	December 31, 2018	December 31, 2017
	US$’000	US$’000
Short-term employee benefits	863	1,177
Performance related bonus	210	223
Post-employment benefits	44	44
Share-based compensation benefits	1,041	663

	2,158	2,107

Schedule of Company's Shares and Share Option Plan
Directors’ interests in the Company’s shares and share option plan

	‘A’ Ordinary Shares	Share options
At January 1, 2018	5,719,706	8,770,004
Shares purchased during the year	3,420,000	—
Expired	—	(115,000)

At December 31, 2018	9,139,706	8,655,004

	‘A’ Ordinary Shares	Share options
At January 1, 2017	5,719,706	7,655,004
Granted	—	5,150,000
Expired	—	(315,000)
Forfeited	—	(3,720,000)

At December 31, 2017	5,719,706	8,770,004